DERIVATIVE FINANCIAL INSTRUMENTS, Type of Hedge Designation and Fair Value of Derivative Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			$ 12,283	$ 16,782
Liability Derivatives			5,961	11,754
Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge [Abstract]
Unrealized loss on derivative instrument to be reclassified into earnings	$ (500)	$ (2,000)
Fair Value Hedge Designation [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 155,648	$ 49,038
Average Maturity			5 years 10 months 24 days	7 years 3 months 18 days
Fair Value			$ 4,029	$ (761)
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 741,743	$ 815,576
Average Maturity			3 years 4 months 24 days	2 years
Fair Value			$ 2,293	$ 5,789
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			7,870	16,767
Liability Derivatives			5,577	10,978
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 129,846	$ 168,816
Average Maturity			1 month 6 days	1 month 6 days
Fair Value			$ 2,140	$ 7,020
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 97,737	$ 186,092
Average Maturity			1 month 6 days	1 month 6 days
Fair Value			$ (68)	$ (941)
No Hedge Designation [Member] | Interest Rate Swaption Agreement [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 10,000
Average Maturity			2 months 12 days
Fair Value			$ 186
No Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 90,000	$ 135,000
Average Maturity			1 year 3 months 18 days	1 year 9 months 18 days
Fair Value			$ 35	$ 5
No Hedge Designation [Member] | Purchased Options [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount				$ 2,908
Average Maturity				6 months
Fair Value				$ 42
No Hedge Designation [Member] | Written Options [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount				$ 2,848
Average Maturity				6 months
Fair Value				$ (42)
Fixed Income Interest Rate [Member] | Fair Value Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 6,753	$ 7,088
Average Maturity			7 years 4 months 24 days	8 years 4 months 24 days
Fair Value			$ (384)	$ (776)
Fixed Income Interest Rate [Member] | Fair Value Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 148,895	$ 41,950
Average Maturity			5 years 9 months 18 days	7 years 1 month 6 days
Fair Value			$ 4,413	$ 15
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 207,080	$ 147,456
Average Maturity			5 years 8 months 12 days	4 years 6 months
Fair Value			$ (5,179)	$ (9,700)
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount				$ 25,000
Average Maturity				7 months 6 days
Fair Value				$ (295)
Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 207,080	$ 147,456
Average Maturity			5 years 8 months 12 days	4 years 6 months
Fair Value			$ 5,179	$ 9,700
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			2,140	7,020
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	0
Other Assets [Member] | No Hedge Designation [Member] | Interest Rate Swaption Agreement [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			186	0
Other Assets [Member] | No Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			35	5
Other Assets [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	42
Other Assets [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			4,413	15
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			165	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	0
Other Assets [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			5,344	9,700
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			68	941
Other Liabilities [Member] | No Hedge Designation [Member] | Interest Rate Swaption Agreement [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	42
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			384	776
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			5,344	9,700
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	295
Other Liabilities [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			$ 165	$ 0